BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 4,573	$ 4,537
Other receivables	2	17
Prepaid expenses	$ 9	9
Inventories (Note 3)		176
Total current assets	$ 4,584	4,739
Total assets	4,584	4,739
Current liabilities
Other payables and accrued expenses (Note 8)	169	366
Total current liabilities	169	366
Shareholders' equity
Ordinary shares of NIS 1 par value (5,000,000 authorized, 2,780,707 shares issued and 2,690,857 shares outstanding as of December 31, 2015 and December 31, 2014)	790	790
Additional paid-in capital	158,111	158,111
Accumulated deficit	(144,601)	(144,643)
Total shareholders' equity before reduction of treasury stock	14,300	14,258
Treasury stock, at cost: 89,850 as of December 31, 2015 and December 31, 2014	(9,885)	(9,885)
Total shareholders' equity	4,415	4,373
Total liabilities and shareholders' equity	$ 4,584	$ 4,739